Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

The Company’s intangible assets and goodwill consisted of the following:

	As of June 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Useful Life
Definite-lived intangibles:
Dealer relationships	$27,392	$(20,258)	$7,134	8 Years
Patent	1,386	(684)	702	12 Years
Trade name	24,567	(9,690)	14,877	15 Years

Total definite-lived intangibles	53,345	(30,632)	22,713
Goodwill	5,718	—	5,718

Total intangible assets and goodwill	$59,063	$(30,632)	$28,431

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Useful Life
Definite-lived intangibles:
Dealer relationships	$27,392	$(23,683)	$3,709	8 Years
Patent	1,386	(799)	587	12 Years
Trade name	24,567	(11,328)	13,239	15 Years

Total definite-lived intangibles	53,345	(35,810)	17,535
Goodwill	5,718	—	5,718

Total intangible assets and goodwill	$59,063	$(35,810)	$23,253

Estimated Future amortization Expenses	Estimated future amortization expenses were as follows:

Years Ending June 30,	As of June 30, 2013
2014	$5,177
2015	2,039
2016	1,753
2017	1,753
2018	1,753
Thereafter	5,060

$17,535